Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory
5.	Inventory
The Company’s major classes of inventories were as follows:

	March 31, 2022	December 31, 2021
Raw materials	$2,853	$2,359
Work in progress	8,117	5,902
Finished goods	7,100	4,057

Inventory, gross	18,070	12,318
Less: inventory reserves	(130)	(48)

Inventory, net	17,940	12,270

Balance Sheet Classification:
Inventory	14,715	9,549
Inventory, net of current portion	3,225	2,721

	$17,940	$12,270

Inventory, net of current portion includes inventory expected to remain on hand beyond one year in both periods.

5.	Inventory
The Company’s major classes of inventories were as follows:

	December 31,
	2021	2020
Raw materials	$2,359	$376
Work in progress	5,902	460
Finished goods	4,057	5,016

Inventory, gross	12,318	5,852
Less: inventory reserves	(48)	(4)

Inventory, net	$12,270	$5,848

Balance Sheet Classification:
Inventory	9,549	3,850
Inventory, net of current portion	2,721	1,998

	$12,270	$5,848

Inventory, net of current portion includes inventory expected to remain on-hand
beyond one year from each balance sheet date presented.